Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended
	Jun. 30, 2024	Jun. 30, 2024 [4]	Jun. 30, 2024 [3]	Jun. 30, 2024	Jun. 30, 2024
TFA Tactical Income Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%			0.20%	0.23%	[1]
Tactical Growth Allocation Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.35%			6.01%	5.94%	[2]
TFA Quantitative Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.83%		8.92%
TFA AlphaGen Growth Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%	2.58%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%			(0.23%)	(0.01%)	[1]
Wilshire Liquid Alternative IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		4.30%	2.75%	2.87%	[2]
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	8.89%	17.94%
S&P Target Risk Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.44%	2.10%

[1]	The Income Fund commenced operation on June 10, 2019.
[2]	The Growth Fund commenced operation on June 10, 2019.
[3]	The Quantitative Fund commenced operation on May 18, 2020.
[4]	The AlphaGen Fund commenced operation on August 23, 2021.